Reconciliation of Numerator and Denominator of Basic and Diluted Earnings Per Share, Calculated using Treasury Method and Two-Class Method (Detail) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		3 Months Ended								12 Months Ended
		May. 31, 2015	Feb. 28, 2015 [1]	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014 [1]	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2015	May. 31, 2014	May. 31, 2013
Numerator for earnings per share:
Net income attributable to RPM International Inc. stockholders		$ 127,987	$ (57,348)	$ 69,766	$ 99,079	$ 108,779	$ 16,221	$ 63,562	$ 103,098	$ 239,484	$ 291,660	$ 98,603
Less: Allocation of earnings and dividends to participating securities										(4,954)	(6,366)	(1,999)
Net income available to common shareholders - basic										234,530	285,294	96,604
Add: Undistributed earnings reallocated to unvested shareholders										18	29	(3)
Add: Income effect of contingently issuable shares										5,374	2,493
Net income available to common shareholders - diluted										$ 239,922	$ 287,816	$ 96,601
Denominator for basic and diluted earnings per share:
Basic weighted average common shares										129,933	129,438	128,956
Average diluted options										1,082	1,003	845
Net issuable common share equivalents	[2]									3,878	1,847
Total shares for diluted earnings per share										134,893	132,288	129,801
Earnings per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock		$ 0.97	$ (0.44)	$ 0.52	$ 0.74	$ 0.82	$ 0.12	$ 0.48	$ 0.78	$ 1.81	$ 2.20	$ 0.75
Diluted Earnings Per Share of Common Stock		$ 0.95	$ (0.44)	$ 0.52	$ 0.73	$ 0.80	$ 0.12	$ 0.48	$ 0.77	$ 1.78	$ 2.18	$ 0.74

[1]	Reflects adjustments for approximately $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests.
[2]	For the years ended May 31, 2015 and 2014, represents the number of shares that would be issued if our contingently convertible notes were converted. We include these shares in the calculation of diluted EPS as the conversion of the notes may be settled, at our election, in cash, shares of our common stock, or a combination of cash and shares of our common stock.